CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
REVENUE
Real estate rentals	$ 197,169	$ 190,414	$ 184,425
Tenant reimbursement	42,929	44,931	44,913
TOTAL REVENUE	240,098	235,345	229,338
EXPENSES
Depreciation/amortization related to real estate investments	56,795	55,449	54,474
Utilities	17,442	18,020	16,895
Maintenance	26,354	28,955	26,737
Real estate taxes	31,581	30,637	29,986
Insurance	3,502	2,256	3,562
Property management expenses	18,514	21,021	18,104
Administrative expenses	6,694	6,617	5,716
Advisory and trustee services	687	605	502
Other expenses	1,898	1,747	2,513
Amortization related to non-real estate investments	3,216	2,679	2,362
TOTAL EXPENSES	166,683	167,986	160,851
Gain on involuntary conversion	274	0	1,660
Interest expense	(64,722)	(63,425)	(65,045)
Interest income	148	259	539
Other income	638	282	355
Income from continuing operations	9,753	4,475	5,996
(Loss) income from discontinued operations	(47)	19,876	(1,411)
NET INCOME	9,706	24,351	4,585
Net income attributable to noncontrolling interests - Operating Partnership	(1,359)	(4,449)	(562)
Net (income) loss attributable to noncontrolling interests - consolidated real estate entities	(135)	180	(22)
Net income attributable to Investors Real Estate Trust	8,212	20,082	4,001
Dividends to preferred shareholders	(2,372)	(2,372)	(2,372)
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 5,840	$ 17,710	$ 1,629
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted (in dollars per share)	$ 0.07	$ 0.02	$ 0.04
Earnings per common share from discontinued operations - Investors Real Estate Trust - basic and diluted (in dollars per share)	$ 0.00	$ 0.20	$ (0.01)
NET INCOME PER COMMON SHARE - BASIC AND DILUTED (in dollars per share)	$ 0.07	$ 0.22	$ 0.03
DIVIDENDS PER COMMON SHARE (in dollars per share)	$ 0.5615	$ 0.6860	$ 0.6845